Lease Transactions [Text Block]	6 Months Ended
Sep. 30, 2019
Leases [Abstract]
Lease Transactions [Text Block]
6.    LEASE TRANSACTIONS
Lease transaction as a lessee
Right-of-use assets of finance lease, which are principally related to data processing equipment and included in Premises and equipment in the accompanying condensed consolidated balance sheets, amounted to ¥19,182 million at September 30, 2019. Lease liabilities of these finance leases, which are included in Long-term debt in the accompanying condensed consolidated balance sheets, amounted to ¥26,097 million at September 30, 2019.
Right-of-use assets of operating leases, which are principally related to office space and equipment are included in Other assets in the accompanying condensed consolidated balance sheets, amounted to ¥406,567 million at September 30, 2019. Lease liabilities of these operating leases, which are included in Other liabilities in the accompanying condensed consolidated balance sheets, amounted to ¥482,474 million at September 30, 2019.
The discount rates used in determining the present value of leases are the MUFG Group’s incremental borrowing rate, developed based upon each lease’s term and currency of payment. The lease term includes options to extend or terminate the lease when it is reasonably certain that the MUFG Group will exercise that option. The MUFG Group have elected to exclude leases with original terms of less than one year from the operating lease ROU assets and lease liabilities. The MUFG Group’s lease arrangements that have not yet commenced as of September 30, 2019 are not material. Variable lease costs did not have a material impact on the MUFG Group’s results of operations.
The following table presents profit or loss of lease transactions as a lessee for the six months ended September 30, 2019:

September 30, 2019
(in millions)
Finance lease cost:
Amortization of right-of-use assets	¥2,420
Interest on lease liabilities	150
Operating lease cost	46,783

The following table presents information of lease transactions as a lessee for the six months ended September 30, 2019:

	September 30, 2019
	(in millions)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	¥218
Operating cash flows from operating leases	54,517
Financing cash flows from finance leases	3,430
Right-of-use assets obtained in exchange for new finance lease liabilities	9,981
Right-of-use assets obtained in exchange for new operating lease liabilities	19,490
Weighted-average remaining lease term:
Finance leases	4.7	years
Operating leases	9.3	years
Weighted-average discount rate:
Finance leases	1.16%
Operating leases	1.29%

Maturities of lease liabilities as of September 30, 2019 are as follows:

	Finance leases	Operating leases
	(in millions)
2020 (excluding these six months ended September 30, 2019)	¥4,084	¥49,340
2021	7,350	93,869
2022	6,074	72,109
2023	4,034	52,910
2024	2,528	37,623
2025 and thereafter	3,285	210,928

Total undiscounted cash flows	27,355	516,779
Difference between undiscounted and discounted cash flows	(1,258)	(34,305)

Amount on balance sheet	¥26,097	¥482,474

Lease transactions as a lessor
As part of its financing activities, the MUFG Group enters into leasing arrangements with customers. The MUFG Group’s leasing operations are conducted through leasing subsidiaries and consist principally various types of data processing equipment, office equipment and transportation equipm ent.

Financing leases are presented in
loans. In certain case, the MUFG Group requests lessees to deposit in amount nearly or equal to residual value of leased assets.
The following table presents profit or loss of lease transactions as a lessor for the six months ended September 30, 2019:

September 30, 2019
(in millions)
Financing leases:
Finance income on net investment	¥59,058
Operating leases:
Lease income	1,917

Total	¥60,975

Finance income on net investment is included in Interest income—Loans, including fees in the condensed consolidated statements of income. Lease income from operating lease transactions is included in Other non-interest

income in the condensed consolidated statements of income.
The following table presents the components of direct financing lease transactions as of September 30, 2019.

September 30, 2019
(in millions)
Lease receivables ( un discounted)	¥2,057,016
Adjustments:
Discounted unguaranteed residual value	25,504
Initial direct cost on direct financing leases	26,756
Deferred selling profit	(331,036)

Net investment in direct financing leases	¥1,778,240

The following table presents maturity of the lease payment receivables of direct financing lease transactions as of September 30, 2019:

Lease receivables
(in millions)
2020 (excluding these six months ended September 30, 2019)	¥328,477
2021	490,312
2022	392,828
2023	307,340
2024	222,265
2025 and thereafter	315,794

Total undiscounted cash flows	2,057,016
Difference between undiscounted cash flows and the lease receivables recognized on balance sheet	(278,776)

Amount on balance sheet	¥1,778,240